Notes to income statement - Share-based compensation fair value assumptions (Details)	12 Months Ended
Dec. 31, 2017 EUR (€)
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	2.14%
Expected Volatility OEC (%)	25.16%
Expected Volatility Peer Group (%)	13.90%
Correlation	0.5234
Risk-free interest rate (%)	0.90%
Weighted average fair value at measurement date, other equity instruments granted	€ 15.88
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	2.23%
Expected Volatility OEC (%)	32.07%
Expected Volatility Peer Group (%)	18.12%
Correlation	0.4952
Risk-free interest rate (%)	0.76%
Weighted average fair value at measurement date, other equity instruments granted	€ 15.38
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	1.88%
Expected Volatility OEC (%)	33.77%
Expected Volatility Peer Group (%)	17.30%
Correlation	0.4574
Risk-free interest rate (%)	1.45%
Weighted average fair value at measurement date, other equity instruments granted	€ 21.67